Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
12.	SUBSEQUENT EVENTS

Seneca Transaction

On August 1, 2025, the Company signed an agreement with Southern Point Capital (“Seneca”) pursuant to which Seneca entered into claim purchase agreements to purchase up to an aggregate of $1.7 million of our outstanding payables with certain of our vendors (the “Vendor Payables”) and, subject to a court order, exchange such Vendor Payables for a settlement pursuant to Section (3)(a)(10) of the Securities Act of 1933, as amended (the “Seneca Transaction”). The amount of Vendor Payables were initially convertible at the option of Seneca by the lower of (i) $2.42 per share, the closing price of the Company’s common stock on the date of the agreement with Seneca and (ii) 77% of the average of the three (3) lowest traded prices on which at least 100 shares of common stock were traded during the five-trading day period preceding a conversion notice delivered pursuant to such agreement, subject to a minimum price floor of $0.25 per share. Seneca was not permitted to acquire shares of common stock under the Seneca Transaction if, as a result thereof, Seneca would beneficially own (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended, and Rule 13d-3 thereunder) more than 4.99% of the number of shares of our common stock then outstanding. The agreement also provides that we may not issue, and shall not be obligated to issue, any shares to the extent such issuance would violate our obligations under the Nasdaq Global Select Market, including any requirement that the issuance of such shares would require approval of our stockholders, until such approval has been obtained, which occurred on August 29, 2025. We issued an aggregate of 730,439 shares of common stock pursuant to the Settlement Agreement for the $1.7 million of outstanding payables that were purchased.

August 2025 PIPE Transaction

On August 14, 2025, the Company entered into a securities purchase agreement (the “PIPE Purchase Agreement”) with the selling stockholders named therein (the “PIPE Selling Stockholders), pursuant to which it agreed to sell and issue to the PIPE Selling Stockholders an aggregate of 913,979 shares of its common stock, par value $0.0001 per share (“common stock”) for $4.65 per share, consisting of (a) 518,817 shares of common stock (the “Initial August 2025 PIPE Shares”) and (b) up to 395,162 shares of common stock (the “August 2025 Warrant Shares,” and together with the Initial August 2025 PIPE Shares, the “August 2025 PIPE Shares”) issuable upon the exercise of pre-funded warrants held by the PIPE Selling Stockholders (the “August 2025 Warrants”) (the “August 2025 PIPE Transaction”). In September 2025, the August 2025 Warrants were fully exercised for $395.07 cash, and the August 2025 Warrant Shares were issued.

September 2025 Equity Purchase Agreement

On September 12, 2025, the Company entered into an equity purchase agreement (the “September 2025 Purchase Agreement”) with Ascent Partners Fund LLC (“Ascent”), relating to an equity line of credit facility (the “ELOC”). Pursuant to the September 2025 Purchase Agreement, the Company will have the right at its option to sell up to $20.0 million of the Company’s common stock, par value $0.0001 per share (“common stock”). Under the September 2025 Purchase Agreement, Ascent shall not be obligated to purchase or acquire any shares of common stock that would result in its beneficial ownership exceeding 9.99% of the Company’s then-outstanding voting power and Ascent shall not be obligated to purchase shares of common stock if the volume weighted average price for the common stock is less than $1.00 (the “Floor Price”). As consideration for Ascent’s irrevocable commitment to purchase the shares of common stock under the September 2025 Purchase Agreement, the Company agreed to issue 85,588 shares of common stock to Ascent.

To initiate a purchase, the Company must deliver written notice to Ascent before trading begins on any trading day. The purchase price of the shares will be determined based on the timing and conditions of an advance notice (each, an “Advance Notice”). If an Advance Notice is received before 8:01 a.m. Eastern Time on a trading day and the amount is between $25,000 and $500,000, the price will be 96% of the lowest volume-weighted average price in the ten trading days immediately preceding the delivery of the notice, provided, that if such closing of the Advance Notice happens and 96% of the lowest daily volume weighted average price in the ten trading days following such closing is lower than such Share Price, then the Company shall issue additional shares of common stock to Ascent so that the total number of shares of common stock received by Ascent is equal to the number of shares of common stock it would have received for the aggregate purchase price paid at such closing for such shares if the shares of common stock had been valued at such lower price. Alternatively, if the notice is received between 8:01 a.m. and 9:15 a.m. Eastern Time on a trading day, and the pre-market stock price is at least 150% of the prior day’s closing price, the notice amount must not exceed $5.0 million. In this case, the price will be the lesser of: (i) the average of the daily volume-weighted average price of the common stock on the trading day before the notice is delivered and the volume-weighted average price on the day of the notice, or (ii) 96% of the lowest daily volume-weighted average price over the trading days required for Ascent to fully sell the shares underlying the notice.

Sales of common stock to Ascent under the September 2025 Purchase Agreement, and the timing of any sales, will be determined by the Company in its sole discretion and will depend on a variety of factors, including, among other things, market conditions, the trading price of shares of common stock and determinations by the Company regarding the use of proceeds of such sales. The net proceeds from any sales under the September 2025 Purchase Agreement will depend on the frequency with, and prices at, which the shares of common stock are sold to Ascent. Under the terms of the Purchase Agreement, the Company has agreed not to engage in any other “at the market offering” or “equity line of credit” transaction during the term of the September 2025 Purchase Agreement.

The Company has the right to terminate the September 2025 Purchase Agreement at any time after commencement, at no cost or penalty, upon five trading days’ prior written notice. Ascent has the right to terminate the September 2025 Purchase Agreement upon ten trading days’ prior written notice to the Company of an occurrence of a material and uncured breach or default by the Company, and, if such breach or default is capable of being cured, such breach or default is not cured within fifteen trading days after notice of such breach or default is delivered to the Company.

Stock Options Repricing

On August 3, 2025 (the “Repricing Date”), in accordance with the terms of the 2024 Plan, the Board of Directors of the Company approved a stock option repricing (the “Option Repricing”), effective as of the Repricing Date, of all outstanding stock options granted under the 2024 Plan prior to the Repricing Date, including stock options held by the Company’s named executive officers and certain non-employee members of the Board. Pursuant to the Option Repricing, the exercise prices of stock options covering 282,527 shares with an original exercise price of $6.80 per share, and of stock options covering 70,859 shares with an original exercise price of $5.90 per share, were each reduced to an exercise price of $2.42 per share, the closing price of the Common Stock on last business day prior to the Repricing Date.

The Option Repricing will be accounted for as a modification of equity awards. There was no incremental fair value generated as a result of this modification as the fair value of the modified awards immediately after the modification was less than the fair value of the original awards immediately before the modification. As a result, the Company will not record additional stock-based compensation expense related to the modification.

17. SUBSEQUENT EVENTS

Nasdaq Notification

On February 10, 2025, the Company received a letter from Nasdaq notifying the Company that it was not in compliance with the Minimum Value of Listed Securities requirement as set forth in Nasdaq Listing Rule 5450(b)(2)(A) as the Company has not met the minimum $50 million requirement for continued listing. On the same day, the Company also received a letter from Nasdaq notifying the Company that it was not in compliance with the minimum Market Value of Publicly Held Shares requirement as set forth in Nasdaq Listing Rule 5450(b)(2)(C) as the Company has not met the minimum $15 million requirement for continued listing. These letters have no immediate effect on the listing of the common stock on the Nasdaq Capital Market. The Company has 180 calendar days from receipt of the letters, or until August 11, 2025, in which to regain compliance.

On August 12, 2025, the Company received a notice of a determination of delisting from Nasdaq. The Company’s hearing before the Nasdaq Hearings Panel (the “Panel”) to appeal the delisting determination was held on September 16, 2025, and a decision is forthcoming. As a result, the delisting action has been stayed, pending a final written decision by the Panel. The Company's common stock will remain listed on the Nasdaq Global Select Market during the pendency of the hearing process and during any extension period granted by the Panel. At the hearing, the Company presented a compliance plan. There can be no assurance that the Panel will grant the Company's request for continued listing or that the Company will ultimately regain compliance with the applicable Nasdaq listing requirements.

Triton Financing

On February 13, 2025, the Company entered into a common stock purchase agreement with Triton related to the purchase of up to $1.5 million shares of the Company’s Common stock between the date a form S-1 registration statement became effective and June 30, 2025. Triton is a San Diego based entity that makes direct investments in publicly-traded companies. Under the form S-1 registration statement, the Company registered 492,842 shares of Common stock consisting of (A) up to 342,842 shares of Common stock and (b) up to 150,000 shares of Common stock underlying a warrant to purchase the Company’s Common stock.

The S-1 registration statement became effective on March 27, 2025. On March 31, 2025, the Company issued 342,842 shares of Common stock to Triton, subject to payment by Triton for the shares. During the three months ended June 30, 2025, the Company received $0.5 million of gross proceeds for the sale of Common stock. The Company recorded the proceeds to Common stock and additional paid-in capital, and recorded $0.2 million of deferred transaction costs to additional paid-in capital for the three months ended June 30, 2025.

Settlement Agreement and Exchange Agreement

On February 14, 2025, the Company entered into a settlement agreement (the “Settlement Agreement”) with its SPAC-Sponsor, Golden Arrow Sponsor, LLC. The company currently owes approximately $2.9 million in excise tax liability (the “Excise Tax Liability”) pursuant to Section 4501 of the Internal Revenue Code for redemptions of shares of GAMC Class A common stock in 2023 by the stockholders of GAMC prior to the consummations of the transactions contemplated by the Business Combination. The Company has proposed a payment plan to the Internal Revenue Service (“IRS”) whereby the Company would be permitted to pay the Excise Tax Liability over a series of payments over time (the “Payment Plan”).

Pursuant to the Settlement Agreement, the Sponsor shall (i) use its commercially reasonable efforts to provide or organize financing for us in an amount of $10 million to close by August 13, 2025 (the “Financing”) and (ii) (a) in the event that the IRS grants the Payment Plan, the Sponsor shall pay to us 75% of the total amount of each payment due to the IRS thereunder no less than 7 calendar days prior to the due date for each payment (the “Golden Arrow Payment Contribution”) or (b) in the event the IRS denies our request for a Payment Plan, the Sponsor shall either (A) close the Financing by August 13, 2025 or (B) pay to us 75% of the total amount of the then-outstanding Excise Tax Liability as well as all accrued interest on the entire Excise Tax Liability on August 13, 2025. The Golden Arrow Payment Contribution will continue until the earlier of (i) an aggregate amount of at least $6 million of Financing is successfully closed or (ii) the Excise Tax Liability is fully paid. Notwithstanding the foregoing, the Sponsor’s payments shall be capped at, and shall not exceed, the total amount the Sponsor received from selling 50% of the shares of our common stock held by the Sponsor on February 14, 2025. In August 2025, the Company received $0.4 million from the Sponsor.

As partial consideration for entering into the Settlement Agreement, on March 5, 2025, the Company exchanged warrants to purchase 250,000 shares of Common stock (the “Old Warrants”) that are governed by the terms of our Warrant Agreement, dated March 16, 2021 for a warrant to purchase 250,000 shares of common stock (the “Sponsor Warrant”) at an exercise price of $10.00 per share, the average closing price of its common stock on the five trading days immediately preceding our entry into the Purchase Agreement. The Sponsor Warrant is exercisable immediately upon issuance and will terminate on the fifth anniversary of the issuance date.

If, for any consecutive ten trading day period while the Sponsor Warrants is outstanding, the closing price of the Company’s common stock is equal to or greater than $17.00 (the “Forced Exercise Triggering Event”), then the Company shall have the right, in its sole discretion and upon written notice given at any time within 20 days of the initial occurrence of the Forced Exercise Triggering Event delivered to the holder of the Sponsor Warrant, to force the holder to cash exercise the Sponsor Warrants with respect to the number of shares of common stock that represents up to the lesser of (i) 125,000 shares of common stock or (ii) the unexercised portion of the Sponsor Warrants. The Company will issue the foregoing securities under Section 4(a)(2) of the Securities Act, as a transaction not requiring registration under Section 5 of the Securities Act. The parties receiving the securities represented their intentions to acquire the securities for investment only and not with a view to or for sale in connection with any distribution, and appropriate restrictive legends will be affixed to the certificates representing the securities (or reflected in restricted book entry with the Company’s transfer agent).

Seneca Transaction

On August 1, 2025, the Company signed an agreement with Southern Point Capital (“Seneca”) pursuant to which Seneca entered into claim purchase agreements to purchase up to an aggregate of $1.7 million of our outstanding payables with certain of our vendors (the “Vendor Payables”) and, subject to a court order, exchange such Vendor Payables for a settlement pursuant to Section (3)(a)(10) of the Securities Act of 1933, as amended (the “Seneca Transaction”). The amount of Vendor Payables were initially convertible at the option of Seneca by the lower of (i) $2.42 per share, the closing price of the Company’s common stock on the date of the agreement with Seneca and (ii) 77% of the average of the three (3) lowest traded prices on which at least 100 shares of common stock were traded during the five-trading day period preceding a conversion notice delivered pursuant to such agreement, subject to a minimum price floor of $0.25 per share. Seneca was not permitted to acquire shares of common stock under the Seneca Transaction if, as a result thereof, Seneca would beneficially own (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended, and Rule 13d-3 thereunder) more than 4.99% of the number of shares of our common stock then outstanding. The agreement also provides that we may not issue, and shall not be obligated to issue, any shares to the extent such issuance would violate our obligations under the Nasdaq Global Select Market, including any requirement that the issuance of such shares would require approval of our stockholders, until such approval has been obtained, which occurred on August 29, 2025. We issued an aggregate of 730,439 shares of common stock pursuant to the Settlement Agreement for the $1.7 million of outstanding payables that were purchased.

August 2025 PIPE Transaction

On August 14, 2025, the Company entered into a securities purchase agreement (the “PIPE Purchase Agreement”) with the selling stockholders named therein (the “PIPE Selling Stockholders), pursuant to which it agreed to sell and issue to the PIPE Selling Stockholders an aggregate of 913,979 shares of its common stock, par value $0.0001 per share (“common stock”) for $4.65 per share, consisting of (a) 518,817 shares of common stock (the “Initial August 2025 PIPE Shares”) and (b) up to 395,162 shares of common stock (the “August 2025 Warrant Shares,” and together with the Initial August 2025 PIPE Shares, the “August 2025 PIPE Shares”) issuable upon the exercise of pre-funded warrants held by the PIPE Selling Stockholders (the “August 2025 Warrants”) (the “August 2025 PIPE Transaction”). In September 2025, the August 2025 Warrants were fully exercised for $395.07 cash, and the August 2025 Warrant Shares were issued.

September 2025 Equity Purchase Agreement

On September 12, 2025, the Company entered into an equity purchase agreement (the “September 2025 Purchase Agreement”) with Ascent Partners Fund LLC (“Ascent”), relating to an equity line of credit facility (the “ELOC”). Pursuant to the September 2025 Purchase Agreement, the Company will have the right at its option to sell up to $20.0 million of the Company’s common stock, par value $0.0001 per share (“common stock”). Under the September 2025 Purchase Agreement, Ascent shall not be obligated to purchase or acquire any shares of common stock that would result in its beneficial ownership exceeding 9.99% of the Company’s then-outstanding voting power and Ascent shall not be obligated to purchase shares of common stock if the volume weighted average price for the common stock is less than $1.00 (the “Floor Price”). As consideration for Ascent’s irrevocable commitment to purchase the shares of common stock under the September 2025 Purchase Agreement, the Company agreed to issue 85,588 shares of common stock to Ascent.

To initiate a purchase, the Company must deliver written notice to Ascent before trading begins on any trading day. The purchase price of the shares of common stock will be determined based on the timing and conditions of an advance notice (each, an “Advance Notice”). If an Advance Notice is received before 8:01 a.m. Eastern Time on a trading day and the amount is between $25,000 and $500,000, the price will be 96% of the lowest volume-weighted average price in the ten trading days immediately preceding the delivery of the notice, provided, that if such closing of the Advance Notice happens and 96% of the lowest daily volume weighted average price in the ten trading days following such closing is lower than such Share Price, then the Company shall issue additional shares of common stock to Ascent so that the total number of shares of common stock received by Ascent is equal to the number of shares of common stock it would have received for the aggregate purchase price paid at such closing for such shares if the shares of common stock had been valued at such lower price. Alternatively, if the notice is received between 8:01 a.m. and 9:15 a.m. Eastern Time on a trading day, and the pre-market stock price is at least 150% of the prior day’s closing price, the notice amount must not exceed $5.0 million. In this case, the price will be the lesser of: (i) the average of the daily volume-weighted average price of the common stock on the trading day before the notice is delivered and the volume-weighted average price on the day of the notice, or (ii) 96% of the lowest daily volume-weighted average price over the trading days required for Ascent to fully sell the shares underlying the notice.

Sales of common stock to Ascent under the September 2025 Purchase Agreement, and the timing of any sales, will be determined by the Company in its sole discretion and will depend on a variety of factors, including, among other things, market conditions, the trading price of shares of common stock and determinations by the Company regarding the use of proceeds of such sales. The net proceeds from any sales under the September 2025 Purchase Agreement will depend on the frequency with, and prices at, which the shares of common stock are sold to Ascent. Under the terms of the Purchase Agreement, the Company has agreed not to engage in any other “at the market offering” or “equity line of credit” transaction during the term of the September 2025 Purchase Agreement.

The Company has the right to terminate the September 2025 Purchase Agreement at any time after commencement, at no cost or penalty, upon five trading days’ prior written notice. Ascent has the right to terminate the September 2025 Purchase Agreement upon ten trading days’ prior written notice to the Company of an occurrence of a material and uncured breach or default by the Company, and, if such breach or default is capable of being cured, such breach or default is not cured within fifteen trading days after notice of such breach or default is delivered to the Company.

Stock Options Repricing

On August 3, 2025 (the “Repricing Date”), in accordance with the terms of the 2024 Plan, the Board of Directors of the Company approved a stock option repricing (the “Option Repricing”), effective as of the Repricing Date, of all outstanding stock options granted under the 2024 Plan prior to the Repricing Date, including stock options held by the Company’s named executive officers and certain non-employee members of the Board. Pursuant to the Option Repricing, the exercise prices of stock options covering 282,527 shares with an original exercise price of $6.80 per share, and of stock options covering 70,859 shares with an original exercise price of $5.90 per share, were each reduced to an exercise price of $2.42 per share, the closing price of the Common Stock on last business day prior to the Repricing Date.

The Option Repricing will be accounted for as a modification of equity awards. There was no incremental fair value generated as a result of this modification as the fair value of the modified awards immediately after the modification was less than the fair value of the original awards immediately before the modification. As a result, the Company will not record additional stock-based compensation expense related to the modification.